Schedule of ROU Assets and Operating Lease Liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Right-of-use Assets And Lease Liabilities
Operating lease ROU assets	$ 201,064	£ 159,070	£ 312,491
Operating lease liabilities
Current portion	60,806	48,106	153,546
Non-current portion	140,258	110,964	158,945
Total	$ 201,064	£ 159,070	£ 312,491